Accumulated Other Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income, Net of Tax

The changes in the balances of each component of accumulated other comprehensive income, net of tax, which is included as a component of stockholder's equity, are as follows:

Nine Months Ended September 30, 2015
Gains and Losses on Derivative Instruments (a)
Balance, December 31, 2014	$1.5

Other comprehensive loss before reclassifications, net of tax	—
Amounts reclassified from accumulated other comprehensive income	(1.5)

Net current period other comprehensive loss	(1.5)

Balance, September 30, 2015	$—

(a)
Amounts in parentheses represent debits to accumulated other comprehensive income.

The changes in the balances of each component of accumulated other comprehensive income, net of tax, which is included as a component of stockholders’ equity, are as follows:

Gains and Losses on Derivative Instruments
Balance, December 31, 2011	$(3.2)
Other comprehensive loss before reclassifications, net of tax	3.0
Amounts reclassified from accumulated other comprehensive income	(2.0)
Net current period other comprehensive loss	1.0
Balance, December 31, 2012	(2.2)
Other comprehensive income before reclassifications, net of tax	2.3
Amounts reclassified from accumulated other comprehensive income	2.4
Net current period other comprehensive income	4.7
Balance, December 31, 2013	2.5
Other comprehensive income before reclassifications, net of tax	(1.0)
Net current period other comprehensive income	(1.0)
Balance, December 31, 2014	$1.5